Notes Payable (Details Narrative) (10Q) - USD ($)						3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 24, 2016	Nov. 09, 2015	May 01, 2015	Feb. 25, 2015	Sep. 24, 2014	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2016	Feb. 20, 2015	Jan. 15, 2014	Oct. 31, 2012
Debt Instrument [Line Items]
Number of warrant to purchase of common stock shares	525,000
Warrant term	5 years
Warrant exercise price per share	$ 0.70			$ 0.70	$ 0.97				$ 1.00		$ 2.25		$ 0.50
Fair value of warrant	$ 38,113			$ 275,908	$ 321,877	$ (138,339)	$ 2,194,257	$ (888,907)	$ (3,262,637)	$ (3,868,374)
Proceeds from financing from third parties							200,000
Repayment to convertible note payable									328,330	213,843
Convertible notes payable						$ 181,643	50,000		50,000	181,643
Interest expense, net							70,552	$ 21,019	$ 82,565	$ 235,065
Warrants [Member]
Debt Instrument [Line Items]
Number of warrant to purchase of common stock shares	475,000
Warrant term	5 years
Warrant exercise price per share	$ 0.70								$ 0.70
Fair value of warrant	$ 34,484
Subsequent To June 30, 2016 [Member]
Debt Instrument [Line Items]
Proceeds from financing from third parties							105,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 105,000	$ 200,000	$ 200,000									$ 200,000
Debt instrument interest rate	18.00%	1.50%	2.00%
Debt conversion price per share	$ 0.70
Warrant exercise price per share		$ 1.00	$ 1.00									$ 1.00		$ 1.00
Fair value of warrant		$ 7,959	$ 13,516						$ 23,641
Repayment to convertible note payable							20,000
Sixty Day Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 95,000
Debt instrument interest rate	18.00%
Debt conversion price per share	$ 0.70
Proceeds from financing from third parties	$ 1,000,000
Non-Convertible Note Payable [Member]
Debt Instrument [Line Items]
Repayment to convertible note payable							$ 6,910